Trading revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Trading revenues
Trading revenues	SFr 237	SFr 574	SFr 94	SFr 811	SFr (177)
Interest rate products
Trading revenues
Trading revenues	587	1,376	1,985	1,963	3,704
Foreign exchange products
Trading revenues
Trading revenues	703	534	(633)	1,237	(1,215)
Equity/index-related products
Trading revenues
Trading revenues	(953)	(918)	(844)	(1,871)	(2,007)
Credit products
Trading revenues
Trading revenues	(143)	(438)	(734)	(581)	(1,268)
Commodity, emission and energy products
Trading revenues
Trading revenues	28	37	16	65	13
Other trading securities
Trading revenues
Trading revenues	15	SFr (17)	304	(2)	596
Bank
Trading revenues
Trading revenues	SFr 249		SFr 96	774	(312)
Bank | Interest rate products
Trading revenues
Trading revenues				1,955	4,591
Bank | Foreign exchange products
Trading revenues
Trading revenues				1,238	(2,148)
Bank | Equity/index-related products
Trading revenues
Trading revenues				(1,901)	(2,097)
Bank | Credit products
Trading revenues
Trading revenues				(581)	(1,268)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues				65	13
Bank | Other trading securities
Trading revenues
Trading revenues				SFr (2)	SFr 597